Details of Significant Accounts - Changes in liabilities from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in liabilities from financing activities
Balance at the beginning	$ 259,868	$ 108,767	$ 56,831
Changes in cash flow from financing activities	(457)	(393)	49,695
Net exchange differences	(56)	13	18
Warrants assumed in connection with the Recapitalization	8,431
Exchange of preferred shares	(358,238)
Change in fair value through profit and loss	93,777	150,745	2,022
Change in fair value through other comprehensive income	7	58
Changes in other non-cash items - additions	213	678	201
Balance at the end	3,545	259,868	108,767
Financial liabilities at fair value through profit or loss
Changes in liabilities from financing activities
Balance at the beginning	259,230	108,427	56,405
Changes in cash flow from financing activities			50,000
Warrants assumed in connection with the Recapitalization	8,431
Exchange of preferred shares	(358,238)
Change in fair value through profit and loss	93,777	150,745	2,022
Change in fair value through other comprehensive income	7	58
Balance at the end	3,207	259,230	108,427
Lease liabilities
Changes in liabilities from financing activities
Balance at the beginning	638	340	426
Changes in cash flow from financing activities	(457)	(393)	(305)
Net exchange differences	(56)	13	18
Changes in other non-cash items - additions	213	678	201
Balance at the end	$ 338	$ 638	$ 340